RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) - Related Party [Member] - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	$ 153,563	$ 431,320
Shanghai Tuwen Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	147,308	27,495
Kunming Jinbi Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	0	401,337
Yue Yan (Shanghai) Digital Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	6,255	0
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	$ 0	$ 2,488